Retirement Benefit Schemes - Summary of Post Employment Benefit Expenses Related to Defined Contribution Plans (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Disclosure of defined benefit plans [abstract]
Total charge to income statement in respect of defined contribution schemes	£ 2.8	£ 7.2	£ 6.5	£ 4.5